UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

Report for the Calendar Year or Quarter Ended:   September 30, 2010
                                                 ------------------
Check here if Amendment [  ]; Amendment Number: ------------
    This Amendment (Check only one):       [  ]  is a restatement.
                                           [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:            First United Bank & Trust
                 ----------------------------
Address:         19 South Second Street
                 ----------------------------
                 Oakland, Maryland 21550
                 ----------------------------

Form 13F File Number:  28-10455
                       --------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Eugene D. Helbig, Jr.
                 ----------------------------
Title:           Senior Trust Officer/SVP
                 ----------------------------
Phone:           301-533-2360
                 ----------------------------

Signature, Place, and Date of Signing:

/s/ Eugene D. Helbig, Jr.         Oakland, Maryland         11/1/10
-------------------------     -------------------------     --------
       Signature                     City, State              Date

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                    0
                                                            -----------
Form 13F Information Table Entry Total:                              71
                                                            -----------
Form 13F Information Table Value Total:                         $61,232
                                                             (thousands)
                                                            -----------

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

            None

                                       2

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

                           FORM 13F INFORMATION TABLE

                                TITLE OF                 VALIE    SHARES/     SH/  PUT/ INVSTMT  OTHER       VOTING AUTHORITY
      NAME OF ISSUER            CLASS        CUSIP      (X$1000)  PRN AMT     PRN  CALL DSCRETN MANAGERS  SOLE      SHARED  NONE
---------------------------------------------------------------------------------------------------------------------------------
ACCENTURE LTD                               G1151C101     869        20445     SH        SOLE              20445         0    0
AT&T INC                          COM       00206R102     430        15026     SH        SOLE              15026         0    0
ABBOTT LABS                       COM         2824100     982        18804     SH        SOLE              18804         0    0
AECOM TECHNOLOGY CORP DELAW        A        00766T100     366        15100     SH        SOLE              15100         0    0
BANK OF AMERICA CORP                         60505104     251        19159     SH        SOLE              19159         0    0
BECTON DICKINSON AND COMPANY                 75887109     308         4150     SH        SOLE               4150         0    0
BRISTOL MYERS SQUIBB CO           COM       110122108    1412        52070     SH        SOLE              52070         0    0
CSX CORP                          COM       126408103     601        10870     SH        SOLE              10870         0    0
CHEVRONTEXACO                               166764100     831        10259     SH        SOLE              10259         0    0
CISCO SYS INC                     COM       17275R102     872        39839     SH        SOLE              39839         0    0
COCA COLA CO                      COM       191216100     785        13417     SH        SOLE              13417         0    0
CORNING INC                       COM       219350105     530        28986     SH        SOLE              28986         0    0
DANAHER CORP DEL                  COM       235851102    1349        33210     SH        SOLE              33210         0    0
DEERE & COMPANY                             244199105     825        11830     SH        SOLE              11830         0    0
DISNEY WALT CO                 COM DISNEY   254687106     479        14481     SH        SOLE              14481         0    0
DOMINION NEW RES INC VA NEW                 25746U109    1346        30838     SH        SOLE              30838         0    0
DU PONT E I DE NEMOURS & CO       COM       263534109     954        21395     SH        SOLE              21395         0    0
EXELON CORP                                 30161N101     429        10068     SH        SOLE              10068         0    0
EXXON MOBIL CORP                  COM       30231G102    2246        36354     SH        SOLE              36354         0    0
FIRST UNITED CORPORATION                    33741H107    1233       296427     SH        SOLE             293427      3000    0
GILEAD SCIENCES INC                         375558103     296         8318     SH        SOLE               8318         0    0
GRAINGER W W INC                            384802104     637         5345     SH        SOLE               5345         0    0
HEINZ H J CO                      COM       423074103     767        16196     SH        SOLE              16196         0    0
INTERNATIONAL BUSINESS MACHS      COM       459200101     962         7173     SH        SOLE               7173         0    0
ISHARES DOW JONES TRANSPORT        A        464287192     748         9165     SH        SOLE               9165         0    0
ISHARES TRUST MSCI EMERGIN                  464287234    1807        40369     SH        SOLE              40369         0    0
ISHARES MSCI EAFE INDEX FUND                464287465     438         7967     SH        SOLE               7967         0    0
ISHARE RUSSELL MID CAP VALUE                464287473    1726        42755     SH        SOLE              42755         0    0
ISHARE RUSELL MID CAP GROWTH                464287481     772        15505     SH        SOLE              15505         0    0
ETF- ISHARES TRUST MID CAP I                464287499     414         4580     SH        SOLE               4580         0    0

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

                           FORM 13F INFORMATION TABLE

                                TITLE OF                 VALIE    SHARES/     SH/  PUT/ INVSTMT  OTHER       VOTING AUTHORITY
      NAME OF ISSUER            CLASS        CUSIP      (X$1000)  PRN AMT     PRN  CALL DSCRETN MANAGERS  SOLE      SHARED  NONE
---------------------------------------------------------------------------------------------------------------------------------
ISHARES RUSSELL 1000 VAL
  INDEX FD                                  464287598    1036        17569     SH        SOLE              17569         0    0
ISHARES RUSSELL 1000 GROWTH
  INDEX FD                                  464287614    2075        40401     SH        SOLE              40401         0    0
ISHARES RUSSELL 2000 VALUE                  464287630     850        13713     SH        SOLE              13713         0    0
ISHARES TR RUSSELL 2000
  GROWTH INDEX FD                           464287648    1042        13946     SH        SOLE              13946         0    0
ISHARES-TECHNOLOGY                          464287721    1089        18820     SH        SOLE              18820         0    0
ISHARES TRU DJ US REAL EST                  464287739     876        16575     SH        SOLE              16575         0    0
ISHARES - HEALTH                            464287762     797        12595     SH        SOLE              12595         0    0
JOHNSON & JOHNSON                 COM       478160104    1458        23529     SH        SOLE              23529         0    0
KOHL'S CORP (WISCONSIN)                     500255104    1259        23900     SH        SOLE              23900         0    0
LOWES COS INC                     COM       548661107     737        33057     SH        SOLE              33057         0    0
M & T BANK CORP                             55261F104     514         6281     SH        SOLE               6281         0    0
MCDONALDS CORP                    COM       580135101     677         9080     SH        SOLE               9080         0    0
MEADWESTVACO CORP                           583334107     276        11310     SH        SOLE              11310         0    0
MICROSOFT CORP                    COM       594918104     228         9333     SH        SOLE               9333         0    0
NATIONAL OILWELL VARCO INC                  637071101     259         5825     SH        SOLE               5825         0    0
NUVEEN INSD TAX-FREE
  ADVANTAGE MUN FD                COM       670657105     196        12713               SOLE              12713         0    0
OCCIDENTAL PETE CORP DEL          COM       674599105     230         2936     SH        SOLE               2936         0    0
PNC FINL SVCS GROUP INC           COM       693475105     233         4498     SH        SOLE               4498         0    0
PEPSICO INC                       COM       713448108    1400        21065     SH        SOLE              21065         0    0
POWERSHARE QQQ TR                           73935A104    2684        54705     SH        SOLE              54705         0    0
POWERSHARES WATER RESOURCE         P        73935X575     245        14800     SH        SOLE              14800         0    0
POWERSHARES OIL SERVICES                    73935X625     665        38060     SH        SOLE              38060         0    0
PRAXAIR INC                       COM       74005P104     902         9989     SH        SOLE               9989         0    0
PRICE T ROWE GROUP INC                      74144T108     685        13685     SH        SOLE              13685         0    0
PROCTER & GAMBLE CO               COM       742718109     713        11895     SH        SOLE              11895         0    0
RYDEX ETF TR S&P 500
  EQUAL WEIGHTED INDEX FD                   78355W106     817        19274     SH        SOLE              19274         0    0
SPDR TRUST UNIT                             78462F103    6551        57396     SH        SOLE              57396         0    0
SPDR GOLD TRUST ETF                         78463V107     249         1950     SH        SOLE               1950         0    0
SPDR DOW JONES INDL AVERAGE                 78467X109    1277        11833     SH        SOLE              11833         0    0
SCHLUMBERGER LTD                  COM       806857108     622        10098     SH        SOLE              10098         0    0
SPDR-BASIC MATERIALS                        81369Y100     420        12802     SH        SOLE              12802         0    0
SPDR - CONSUMER STAPLES                     81369Y308     566        20297     SH        SOLE              20297         0    0
SPDR CONSUMER DISCRETIONARY                 81369Y407     408        12222     SH        SOLE              12222         0    0
SPDR-ENERGY                                 81369Y506     489         8716     SH        SOLE               8716         0    0
S&P FINANCIAL SELECT
  SECTOR SPDRFUND                           81369Y605     244        17000     SH        SOLE              17000         0    0


                           FORM 13F INFORMATION TABLE

                                TITLE OF                 VALIE    SHARES/     SH/  PUT/ INVSTMT  OTHER       VOTING AUTHORITY
      NAME OF ISSUER            CLASS        CUSIP      (X$1000)  PRN AMT     PRN  CALL DSCRETN MANAGERS  SOLE      SHARED  NONE
---------------------------------------------------------------------------------------------------------------------------------
SPDR-INDUSTRIAL                             81369Y704     465        14859     SH        SOLE              14859         0    0
THE SOUTH FINANCIAL GRP INC                 837841105      22        79000     SH        SOLE              79000         0    0
STATE ST CORP                               857477103     434        11540     SH        SOLE              11540         0    0
TEXAS INSTRS INC                  COM       882508104     368        13560     SH        SOLE              13560         0    0
VERIZON COMMUNICATIONS                      92343V104    1250        38353     SH        SOLE              38353         0    0
WASTE MANAGEMENT INC                        94106L109     259         7260     SH        SOLE               7260         0    0

GRAND TOTALS                                            61232      1636541                               1633541      3000    0
